Earnings per share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	51.7	56.4	152.2	166.5
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	178.2	195.5	178.1	199.0
Basic earnings per share	€0.29	€0.29	€0.85	€0.84

Schedule of Diluted Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	51.7	56.4	152.2	166.5
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	178.2	195.5	178.1	199.0
Diluted earnings per share	€0.29	€0.29	€0.85	€0.84